Segmented Information	12 Months Ended
Dec. 31, 2013
Segment Reporting [Abstract]
Segmented Information

23. SEGMENTED INFORMATION

[a]	Magna is a leading global automotive supplier with 316 manufacturing operations and 84 product development, engineering and sales centres in 29 countries. Magna has over 125,000 employees focused on delivering superior value to customers through innovative processes and World Class Manufacturing. The Company’s product capabilities include body, chassis, interior, exterior, seating, powertrain, electronic, vision, closure and roof systems and modules, as well as complete vehicle engineering and contract manufacturing.

Magna’s success is directly dependent upon the levels of North American and European [and currently to a lesser extent on Asia and Rest of World] car and light truck production by its customers. OEM production volumes in each of North America and Europe may be impacted by a number of geographic factors, including general economic conditions, interest rates, consumer credit availability, fuel prices and availability, infrastructure, legislative changes, environmental emission and safety issues, and labour and/or trade relations.

Given the differences between the regions in which the Company operates, Magna’s operations are segmented on a geographic basis. Beginning in the fourth quarter of 2013, the Company’s segments consist of North America, Europe, Asia and Rest of World. The Company maintains management teams in each of the Company’s two primary markets, North America and Europe. The role of the North American and European management teams is to manage Magna’s interests to ensure a coordinated effort across the Company’s different product capabilities. In addition to maintaining key customer, supplier and government contacts in their respective markets, the regional management teams centrally manage key aspects of the Company’s operations while permitting the divisions enough flexibility through Magna’s decentralized structure to foster an entrepreneurial environment.

Consistent with the above, the Company’s internal financial reporting separately segments key internal operating performance measures between North America, Europe, Asia and Rest of World for purposes of presentation to the chief operating decision maker to assist in the assessment of operating performance, the allocation of resources, and the long-term strategic direction and future global growth in the Company.

The Company’s chief operating decision maker uses Adjusted EBIT as the measure of segment profit or loss, since management believes Adjusted EBIT is the most appropriate measure of operational profitability or loss for its reporting segments. Adjusted EBIT represents income from operations before income taxes; interest expense (income), net; and other expense (income), net.

The accounting policies of each segment are the same as those set out under “Significant Accounting Policies” [note 1] and intersegment sales and transfers are accounted for at fair market value.

As more fully described in notes 3 and 6, on August 31, 2012 the Company acquired the controlling 27% interest in the E-Car partnership. From August 31, 2010 to August 31, 2012, the Company held a 73% non-controlling interest in E-Car and accounted for this investment using the equity method of accounting.

For segment reporting purposes, prior to August 31, 2012 the Company recorded its proportionate share of the losses of E-Car in the Corporate and Other segment. Beginning on August 31, 2012, the consolidated results of E-Car are recorded in the Company’s North America and Europe segments.

The following tables show certain information with respect to segment disclosures:

	2013
	Total sales	External sales	Depreciation and amortization	Adjusted EBIT	Goodwill	Fixed asset additions	Fixed assets, net
North America
Canada	$6,734	$6,223				$167	$601
United States	8,409	7,938				349	1,135
Mexico	3,993	3,698				129	611
Eliminations	(1,182)	0				0	0

North America	17,954	17,859	$598	$1,645	$656	645	2,347

Europe
Western Europe (excluding Great Britain)	11,813	11,544				225	1,463
Great Britain	975	968				24	70
Eastern Europe	2,317	2,013				112	636
Eliminations	(387)	0				0	0

Europe	14,718	14,525	355	375	655	361	2,169

Asia	1,684	1,539	64	85	129	114	597
Rest of World	889	889	20	(76)	0	20	102
Corporate and Other [i]	(410)	23	26	36	0	30	226

Total reportable segments	34,835	34,835	1,063	2,065	1,440	1,170	5,441
Other expense, net				(144)
Interest expense, net				(16)

	$34,835	$34,835	$1,063	$1,905	$1,440	$1,170	5,441
Current assets							9,923
Investments, goodwill, deferred tax assets and other assets							2,626

Consolidated total assets							$17,990

	2012
	Total sales	External sales	Depreciation and amortization	Adjusted EBIT	Goodwill	Fixed asset addition	Fixed assets, net
North America
Canada	$6,343	$5,907				$158	$660
United States	7,518	7,053				294	973
Mexico	3,520	3,281				163	573
Eliminations	(1,046)	0				0	0

North America	16,335	16,241	$432	$1,521	$701	615	2,206

Europe
Western Europe (excluding Great Britain)	10,089	9,927				246	1,490
Great Britain	961	952				15	58
Eastern Europe	1,847	1,684				117	584
Eliminations	(188)	0				0	0

Europe	12,709	12,563	283	165	611	378	2,132

Asia	1,289	1,188	42	49	74	214	558
Rest of World	822	822	17	(77)	87	56	128
Corporate and Other [i, ii]	(318)	23	27	0	0	11	249

Total reportable segments	30,837	30,837	801	1,658	1,473	1,274	5,273
Other income, net				108
Interest expense, net				(16)

	$30,837	$30,837	$801	$1,750	$1,473	$1,274	5,273
Current assets							9,135
Investments, goodwill, deferred tax assets and other assets							2,701

Consolidated total assets							$17,109

	2011
	Total sales	External sales	Depreciation and amortization	Adjusted EBIT	Goodwill	Fixed asset additions	Fixed assets, net
North America
Canada	$5,951	$5,552				$115	$586
United States	7,025	6,514				281	804
Mexico	2,902	2,698				162	477
Eliminations	(1,023)	0				0	0

North America	14,855	14,764	$358	$1,373	$644	558	1,867

Europe
Western Europe (excluding Great Britain)	10,124	9,963				284	1,111
Great Britain	913	909				7	53
Eastern Europe	1,708	1,557				132	438
Eliminations	(189)	0				0	0

Europe	12,556	12,429	259	(22)	392	423	1,602

Asia	1,074	982	31	68	74	204	378
Rest of World	525	524	7	(12)	86	32	107
Corporate and Other [i, ii]	(262)	49	31	(40)	0	19	282

Total reportable segments	28,748	28,748	686	1,367	1,196	1,236	4,236
Other expense, net				(156)
Interest income, net				6

	$28,748	$28,748	$686	$1,217	$1,196	$1,236	4,236
Current assets							8,146
Investments, goodwill, deferred tax assets and other assets							2,297

Consolidated total assets							$14,679

[i]	Included in Corporate and Other Adjusted EBIT are intercompany fees charged to the automotive segments.
[ii]	For the year ended December 31, 2012, Corporate and Other includes $35 million equity loss related to the Company’s investment in E-Car.

For the year ended December 31, 2011, Corporate and Other includes $66 million equity loss related to the Company’s investment in E-Car.

[b]	The following table aggregates external revenues by customer as follows:

	2013	2012	2011

General Motors	$6,394	$5,704	$6,202
Fiat / Chrysler Group	5,137	4,637	3,864
BMW	4,882	4,100	4,191
Ford Motor Company	4,450	3,848	3,549
Volkswagen	4,047	3,835	3,187
Daimler AG	3,949	3,367	2,793
Other	5,976	5,346	4,962

	$34,835	$30,837	$28,748

[c]	The following table summarizes external revenues generated by automotive products and services:

	2013	2012	2011

Exterior and interior systems	$12,308	$11,673	$11,020
Body systems and chassis systems	7,874	7,123	6,056
Powertrain systems	4,634	3,825	3,667
Complete vehicle assembly	3,062	2,561	2,690
Tooling, engineering and other	2,823	2,317	2,065
Vision and electronic systems	2,193	2,132	2,066
Closure systems	1,941	1,206	1,184

	$34,835	$30,837	$28,748